Significant accounting policies (Details 3) $ in Millions	Dec. 31, 2019 SFr / shares	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Statement [line items]
Par value per share | SFr / shares	SFr 0.50
Undiscounted operating lease commitments			$ 3,600
Short term leases and low value leases			$ 100
Remaining lease commitments		$ 3,300
Lease liabilities to be recognized		1,740
Right of use assets to be recognized		1,550
Prepayments and accrued lease payments		300
Discontinued operations [member]
Statement [line items]
Remaining lease commitments		$ 200